Time Charters Acquired (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Amortization of above-market acquired time charter contract to revenues
2016	$ 3,654
2017	7,247
2018	5,267
Total	$ 16,168	$ 19,782